THRIVENT MUTUAL FUNDS

625 Fourth Avenue South

Minneapolis, MN 55415

March 30, 2009

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, D.C. 20549

RE:	Thrivent Mutual Funds—Rule 14a-6(b) Filing

(File Nos. 033-12911 and 811-5075)

Ladies and Gentlemen:

On behalf of the Board of Directors of Thrivent Mutual Funds. (the “Registrant”), an open-end management investment company registered under the Investment Company Act of 1940, as amended, I am transmitting herewith for filing electronically with the Securities and Exchange Commission under Rule 14a-6(b) of the Securities Exchange Act of 1934, as amended, a Definitive Proxy Statement and a voting instruction form with respect to a special meeting of shareholders of the Registrant, to be held on May 15, 2009.

Pursuant to Rule 14a-6(d) under the Exchange Act, the Fund represents that definitive proxy materials will be released for distribution to shareholders on March 30, 2009.

Should the staff have any questions regarding the foregoing, please contact the undersigned (612) 844-4249.

Very truly yours,

/s/ David S. Royal
David S. Royal Secretary Thrivent Mutual Funds